UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form
N-CSR
relates solely to the Registrant’s PGIM Global Real Estate Fund, PGIM Jennison Technology Fund, PGIM Jennison International
Small-Mid
Cap Opportunities Fund and PGIM Jennison NextGeneration Global Opportunities Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	4/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Global Real Estate Fund
Class A:
PURAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class A	$68	1.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%
MF182E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/
investments
/mutual-funds/prospectuses-fact-sheets
or by scanning the QR co
de
below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real
Estate
Fund

SHARE CLASS	A
NASDAQ	PURAX
CUSIP	744336108
MF182E2A

PGIM Global Real Estate Fund
Class C:
PURCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class C	$111	2.29%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%
MF182E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	C
NASDAQ	PURCX
CUSIP	744336306
MF182E2C

PGIM Global Real Estate Fund
Class R:
PURRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R	$82	1.68%
WHAT ARE SOME KEY FUND
STATISTICS
AS OF 4/30/2025?

Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%
MF182E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional
information
at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R
NASDAQ	PURRX
CUSIP	744336405
MF182E2R

PGIM Global Real Estate Fund
Class Z:
PURZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class Z	$47	0.97%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%
MF182E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional
information
at
pgim.com/
investments
/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	Z
NASDAQ	PURZX
CUSIP	744336504
MF182E2Z

PGIM Global Real Estate Fund
Class R2:
PUREX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R2	$63	1.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%
MF182E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy
voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R2
NASDAQ	PUREX
CUSIP	744336678
MF182E2R2

PGIM Global Real Estate Fund
Class R4:
PURGX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R4	$51	1.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%
MF182E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R4
NASDAQ	PURGX
CUSIP	744336660
MF182E2R4

PGIM Global Real Estate Fund
Class R6:
PGRQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R6	$40	0.81%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 835,762,555
Number of fund holdings	84
Portfolio turnover rate for the period	51%
MF182E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Sector Classification	% of Net Assets
Specialized REITs	20.7%
Retail REITs	18.0%
Industrial REITs	11.9%
Residential REITs	11.8%
Health Care REITs	11.2%
Real Estate Operating Companies	7.0%
Diversified REITs	5.7%
Diversified Real Estate Activities	5.0%
Office REITs	4.2%
Hotel & Resort REITs	2.2%
Sector Classification	% of Net Assets
Affiliated Mutual Fund - Short Term Investment (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1%
Internet Services & Infrastructure	1.0%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Real Estate Fund

SHARE CLASS	R6
NASDAQ	PGRQX
CUSIP	744336876
MF182E2R6

PGIM Jennison International Small-Mid Cap
Opportunities Fund
Class A:
PAHWX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class A	$69	1.41%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 11,182,138
Number of fund holdings	44
Portfolio turnover rate for the period	87%
MF248E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	20.9%
Capital Markets	13.5%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	10.7%
Insurance	8.1%
Broadline Retail	7.0%
Interactive Media & Services	5.4%
Real Estate Management & Development	4.7%
Textiles, Apparel & Luxury Goods	4.6%
Hotels, Restaurants & Leisure	4.4%
Aerospace & Defense	3.4%
Commercial Services & Supplies	3.1%
Construction & Engineering	2.5%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	2.1%
IT Services	2.1%
Consumer Staples Distribution & Retail	2.1%
Electronic Equipment, Instruments & Components	1.6%
Professional Services	1.5%
Leisure Products	1.4%
Building Products	1.4%
Health Care Providers & Services	0.6%
Health Care Technology	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the
US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Small-Mid Cap Opportunities Fund

SHARE CLASS	A
NASDAQ	PAHWX
CUSIP	744336561
MF248E2A

PGIM Jennison International Small-Mid Cap
Opportunities Fund
Class C:
PAILX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class C	$106	2.16%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 11,182,138
Number of fund holdings	44
Portfolio turnover rate for the period	87%
MF248E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	20.9%
Capital Markets	13.5%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	10.7%
Insurance	8.1%
Broadline Retail	7.0%
Interactive Media & Services	5.4%
Real Estate Management & Development	4.7%
Textiles, Apparel & Luxury Goods	4.6%
Hotels, Restaurants & Leisure	4.4%
Aerospace & Defense	3.4%
Commercial Services & Supplies	3.1%
Construction & Engineering	2.5%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	2.1%
IT Services	2.1%
Consumer Staples Distribution & Retail	2.1%
Electronic Equipment, Instruments & Components	1.6%
Professional Services	1.5%
Leisure Products	1.4%
Building Products	1.4%
Health Care Providers & Services	0.6%
Health Care Technology	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR
code
below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Small-Mid Cap Opportunities Fund

SHARE CLASS	C
NASDAQ	PAILX
CUSIP	744336553
MF248E2C

PGIM Jennison International Small-Mid Cap
Opportunities Fund
Class Z:
PAINX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class Z	$57	1.16%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 11,182,138
Number of fund holdings	44
Portfolio turnover rate for the period	87%
MF248E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	20.9%
Capital Markets	13.5%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	10.7%
Insurance	8.1%
Broadline Retail	7.0%
Interactive Media & Services	5.4%
Real Estate Management & Development	4.7%
Textiles, Apparel & Luxury Goods	4.6%
Hotels, Restaurants & Leisure	4.4%
Aerospace & Defense	3.4%
Commercial Services & Supplies	3.1%
Construction & Engineering	2.5%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	2.1%
IT Services	2.1%
Consumer Staples Distribution & Retail	2.1%
Electronic Equipment, Instruments & Components	1.6%
Professional Services	1.5%
Leisure Products	1.4%
Building Products	1.4%
Health Care Providers & Services	0.6%
Health Care Technology	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can
also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Small-Mid Cap Opportunities Fund

SHARE CLASS	Z
NASDAQ	PAINX
CUSIP	744336546
MF248E2Z

PGIM Jennison International Small-Mid Cap
Opportunities Fund
Class R6:
PAIOX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class R6	$55	1.11%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 11,182,138
Number of fund holdings	44
Portfolio turnover rate for the period	87%
MF248E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
4/30/2025?

Industry Classification	% of Net Assets
Software	20.9%
Capital Markets	13.5%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	10.7%
Insurance	8.1%
Broadline Retail	7.0%
Interactive Media & Services	5.4%
Real Estate Management & Development	4.7%
Textiles, Apparel & Luxury Goods	4.6%
Hotels, Restaurants & Leisure	4.4%
Aerospace & Defense	3.4%
Commercial Services & Supplies	3.1%
Construction & Engineering	2.5%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	2.1%
IT Services	2.1%
Consumer Staples Distribution & Retail	2.1%
Electronic Equipment, Instruments & Components	1.6%
Professional Services	1.5%
Leisure Products	1.4%
Building Products	1.4%
Health Care Providers & Services	0.6%
Health Care Technology	0.2%
101.3%
Liabilities in excess of other assets	(1.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/
prospectuses
-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison International Small-Mid Cap Opportunities Fund

SHARE CLASS	R6
NASDAQ	PAIOX
CUSIP	744336538
MF248E2R6

PGIM Jennison NextGeneration Global
Opportunities Fund
Class A:
PAHSX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison NextGeneration Global
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class A	$61	1.31%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 7,670,947
Number of fund holdings	56
Portfolio turnover rate for the period	105%
MF247E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	15.7%
Capital Markets	11.9%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	10.7%
Interactive Media & Services	6.7%
Insurance	6.4%
Aerospace & Defense	6.2%
Broadline Retail	6.1%
Consumer Staples Distribution & Retail	5.0%
Hotels, Restaurants & Leisure	3.9%
Textiles, Apparel & Luxury Goods	3.3%
Diversified Consumer Services	3.0%
Real Estate Management & Development	3.0%
IT Services	3.0%
Financial Services	2.9%
Commercial Services & Supplies	2.6%
Industry Classification	% of Net Assets
Machinery	2.4%
Semiconductors & Semiconductor Equipment	1.8%
Entertainment	1.5%
Health Care Equipment & Supplies	1.5%
Professional Services	1.3%
Health Care Providers & Services	1.3%
Biotechnology	1.0%
Specialty Retail	1.0%
Leisure Products	0.7%
Others*	0.4%
103.3%
Liabilities in excess of other assets	(3.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR c
ode b
elow,
including the Fund’s prospectus, financial info
rmatio
n, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison NextGeneration Global Opportunities Fund

SHARE CLASS	A
NASDAQ	PAHSX
CUSIP	744336611
MF247E2A

PGIM Jennison NextGeneration Global
Opportunities Fund
Class C:
PAHTX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison NextGeneration Global
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class C	$96	2.06%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 7,670,947
Number of fund holdings	56
Portfolio turnover rate for the period	105%
MF247E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/
30/2
025?

Industry Classification	% of Net Assets
Software	15.7%
Capital Markets	11.9%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	10.7%
Interactive Media & Services	6.7%
Insurance	6.4%
Aerospace & Defense	6.2%
Broadline Retail	6.1%
Consumer Staples Distribution & Retail	5.0%
Hotels, Restaurants & Leisure	3.9%
Textiles, Apparel & Luxury Goods	3.3%
Diversified Consumer Services	3.0%
Real Estate Management & Development	3.0%
IT Services	3.0%
Financial Services	2.9%
Commercial Services & Supplies	2.6%
Industry Classification	% of Net Assets
Machinery	2.4%
Semiconductors & Semiconductor Equipment	1.8%
Entertainment	1.5%
Health Care Equipment & Supplies	1.5%
Professional Services	1.3%
Health Care Providers & Services	1.3%
Biotechnology	1.0%
Specialty Retail	1.0%
Leisure Products	0.7%
Others*	0.4%
103.3%
Liabilities in excess of other assets	(3.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial info
rmation,
fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison NextGeneration Global Opportunities Fund

SHARE CLASS	C
NASDAQ	PAHTX
CUSIP	744336595
MF247E2C

PGIM Jennison NextGeneration Global
Opportunities Fund
Class Z:
PAHUX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison NextGeneration Global
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class Z	$49	1.06%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 7,670,947
Number of fund holdings	56
Portfolio turnover rate for the period	105%
MF247E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	15.7%
Capital Markets	11.9%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	10.7%
Interactive Media & Services	6.7%
Insurance	6.4%
Aerospace & Defense	6.2%
Broadline Retail	6.1%
Consumer Staples Distribution & Retail	5.0%
Hotels, Restaurants & Leisure	3.9%
Textiles, Apparel & Luxury Goods	3.3%
Diversified Consumer Services	3.0%
Real Estate Management & Development	3.0%
IT Services	3.0%
Financial Services	2.9%
Commercial Services & Supplies	2.6%
Industry Classification	% of Net Assets
Machinery	2.4%
Semiconductors & Semiconductor Equipment	1.8%
Entertainment	1.5%
Health Care Equipment & Supplies	1.5%
Professional Services	1.3%
Health Care Providers & Services	1.3%
Biotechnology	1.0%
Specialty Retail	1.0%
Leisure Products	0.7%
Others*	0.4%
103.3%
Liabilities in excess of other assets	(3.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or
by
scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison NextGeneration Global Opportunities Fund

SHARE CLASS	Z
NASDAQ	PAHUX
CUSIP	744336587
MF247E2Z

PGIM Jennison NextGeneration Global
Opportunities Fund
Class R6:
PAHVX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison NextGeneration Global
Opportunities Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class R6	$47	1.01%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 7,670,947
Number of fund holdings	56
Portfolio turnover rate for the period	105%
MF247E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Software	15.7%
Capital Markets	11.9%
Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan)	10.7%
Interactive Media & Services	6.7%
Insurance	6.4%
Aerospace & Defense	6.2%
Broadline Retail	6.1%
Consumer Staples Distribution & Retail	5.0%
Hotels, Restaurants & Leisure	3.9%
Textiles, Apparel & Luxury Goods	3.3%
Diversified Consumer Services	3.0%
Real Estate Management & Development	3.0%
IT Services	3.0%
Financial Services	2.9%
Commercial Services & Supplies	2.6%
Industry Classification	% of Net Assets
Machinery	2.4%
Semiconductors & Semiconductor Equipment	1.8%
Entertainment	1.5%
Health Care Equipment & Supplies	1.5%
Professional Services	1.3%
Health Care Providers & Services	1.3%
Biotechnology	1.0%
Specialty Retail	1.0%
Leisure Products	0.7%
Others*	0.4%
103.3%
Liabilities in excess of other assets	(3.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or
by
scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison NextGeneration Global Opportunities Fund

SHARE CLASS	R6
NASDAQ	PAHVX
CUSIP	744336579
MF247E2R6

PGIM Jennison Technology Fund
Class A:
PGKAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class A	$53	1.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 31,272,953
Number of fund holdings	43
Portfolio turnover rate for the period	16%
MF240E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	33.3%
Software	32.7%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.1%
Technology Hardware, Storage & Peripherals	6.8%
Entertainment	4.6%
Pharmaceuticals	3.6%
Broadline Retail	2.8%
Health Care Equipment & Supplies	2.6%
Interactive Media & Services	2.3%
IT Services	1.9%
Hotels, Restaurants & Leisure	1.7%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.6%
Financial Services	1.3%
Electrical Equipment	1.2%
Media	0.9%
Communications Equipment	0.8%
Electric Utilities	0.6%
Others*	0.3%
107.1%
Liabilities in excess of other assets	(7.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning
the
QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	A
NASDAQ	PGKAX
CUSIP	744336652
MF240E2A

PGIM Jennison Technology Fund
Class C:
PGKCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class C	$88	1.85%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 31,272,953
Number of fund holdings	43
Portfolio turnover rate for the period	16%
MF240E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	33.3%
Software	32.7%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.1%
Technology Hardware, Storage & Peripherals	6.8%
Entertainment	4.6%
Pharmaceuticals	3.6%
Broadline Retail	2.8%
Health Care Equipment & Supplies	2.6%
Interactive Media & Services	2.3%
IT Services	1.9%
Hotels, Restaurants & Leisure	1.7%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.6%
Financial Services	1.3%
Electrical Equipment	1.2%
Media	0.9%
Communications Equipment	0.8%
Electric Utilities	0.6%
Others*	0.3%
107.1%
Liabilities in excess of other assets	(7.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning
the
QR code
belo
w,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	C
NASDAQ	PGKCX
CUSIP	744336645
MF240E2C

PGIM Jennison Technology Fund
Class Z:
PGKZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class Z	$41	0.85%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 31,272,953
Number of fund holdings	43
Portfolio turnover rate for the period	16%
MF240E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	33.3%
Software	32.7%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.1%
Technology Hardware, Storage & Peripherals	6.8%
Entertainment	4.6%
Pharmaceuticals	3.6%
Broadline Retail	2.8%
Health Care Equipment & Supplies	2.6%
Interactive Media & Services	2.3%
IT Services	1.9%
Hotels, Restaurants & Leisure	1.7%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.6%
Financial Services	1.3%
Electrical Equipment	1.2%
Media	0.9%
Communications Equipment	0.8%
Electric Utilities	0.6%
Others*	0.3%
107.1%
Liabilities in excess of other assets	(7.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the
QR
code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	Z
NASDAQ	PGKZX
CUSIP	744336637
MF240E2Z

PGIM Jennison Technology Fund
Class R6:
PGKRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Technology Fund (the “Fund”)
for the period of November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class R6	$38	0.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?

Fund’s net assets	$ 31,272,953
Number of fund holdings	43
Portfolio turnover rate for the period	16%
MF240E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	33.3%
Software	32.7%
Affiliated Mutual Fund - Short-Term Investment (6.9% represents investments purchased with collateral from securities on loan)	8.1%
Technology Hardware, Storage & Peripherals	6.8%
Entertainment	4.6%
Pharmaceuticals	3.6%
Broadline Retail	2.8%
Health Care Equipment & Supplies	2.6%
Interactive Media & Services	2.3%
IT Services	1.9%
Hotels, Restaurants & Leisure	1.7%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.6%
Financial Services	1.3%
Electrical Equipment	1.2%
Media	0.9%
Communications Equipment	0.8%
Electric Utilities	0.6%
Others*	0.3%
107.1%
Liabilities in excess of other assets	(7.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR
code
below
,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Technology Fund

SHARE CLASS	R6
NASDAQ	PGKRX
CUSIP	744336629
MF240E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Global Real Estate Fund

PGIM Jennison International Small-Mid Cap Opportunities Fund

PGIM Jennison NextGeneration Global Opportunities Fund

PGIM Jennison Technology Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2025

Table of Contents	Financial Statements and Other Information	April 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1

PGIM Global Real Estate Fund	2

PGIM Jennison International Small-Mid Cap Opportunities Fund	20

PGIM Jennison NextGeneration Global Opportunities Fund	33

PGIM Jennison Technology Fund	46

Notes to Financial Statements	59

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

PGIM Global Real Estate Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS

Australia 6.7%

Goodman Group, REIT	634,379	$12,144,450
National Storage REIT, REIT	3,581,166	5,265,799
NEXTDC Ltd.*	1,146,863	8,707,365
Scentre Group, REIT	6,898,041	15,980,994
Stockland, REIT	3,929,600	13,809,547

		55,908,155

Belgium 0.9%

Shurgard Self Storage Ltd., REIT	189,029	7,843,016

Canada 2.1%

Canadian Apartment Properties REIT, REIT	7,791	237,923
Chartwell Retirement Residences , UTS	734,579	9,223,533
InterRent Real Estate Investment Trust, REIT(a)	810,780	6,639,857
RioCan Real Estate Investment Trust, REIT(a)	89,566	1,118,763

		17,220,076

France 2.2%

Klepierre SA, REIT	294,358	10,774,436
Unibail-Rodamco-Westfield, REIT	93,579	7,921,934

		18,696,370

Germany 2.1%

Vonovia SE	526,487	17,463,620

Hong Kong 2.4%

Hongkong Land Holdings Ltd.	129,988	636,162
Link REIT, REIT	2,758,249	12,913,725
Sun Hung Kai Properties Ltd.	649,623	6,162,592

		19,712,479

Japan 9.4%

GLP J-REIT, REIT	9,153	7,894,893
Invincible Investment Corp., REIT	18,001	7,439,956
Japan Hotel REIT Investment Corp., REIT	6,328	3,129,261
Japan Metropolitan Fund Investment Corp., REIT	3,208	2,137,426
Mitsui Fudosan Co. Ltd.	2,185,092	21,655,675
Nippon Accommodations Fund, Inc., REIT	7,827	6,385,048

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Nippon Building Fund, Inc., REIT	8,118	$7,535,203
Orix JREIT, Inc., REIT	6,711	8,452,344
Sumitomo Realty & Development Co. Ltd.	365,602	13,617,323

		78,247,129

Singapore 2.9%

CapitaLand Ascendas REIT, REIT	3,742,613	7,626,168
CapitaLand Integrated Commercial Trust, REIT	5,786,261	9,522,455
CapitaLand Investment Ltd.	1,121,326	2,363,298
Frasers Logistics & Commercial Trust, REIT	1,353,889	928,683
Keppel DC REIT, REIT	2,434,701	4,028,082

		24,468,686

Spain 1.1%

Merlin Properties Socimi SA, REIT(a)	847,178	9,607,234

Sweden 1.6%

Catena AB	172,596	8,125,189
Fastighets AB Balder (Class B Stock)*	697,897	5,016,791

		13,141,980

Switzerland 1.1%

PSP Swiss Property AG	36,319	6,467,347
Swiss Prime Site AG	20,795	2,932,222

		9,399,569

United Kingdom 4.1%

Grainger PLC	2,524,417	7,242,422
LondonMetric Property PLC, REIT	3,870,412	9,930,350
Tritax Big Box REIT PLC, REIT	3,367,733	6,442,097
UNITE Group PLC (The), REIT	925,323	10,631,056

		34,245,925

United States 63.2%

Agree Realty Corp., REIT	315,498	24,485,800
Alexandria Real Estate Equities, Inc., REIT	2,458	178,598
American Healthcare REIT, Inc., REIT	596,305	19,248,725
American Homes 4 Rent (Class A Stock), REIT	158,779	5,936,747

See Notes to Financial Statements.

PGIM Global Real Estate Fund 3

PGIM Global Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Americold Realty Trust, Inc., REIT	514,443	$9,949,328
Brixmor Property Group, Inc., REIT	325,963	8,119,738
Curbline Properties Corp., REIT	271,468	6,213,903
Digital Realty Trust, Inc., REIT	107,395	17,241,193
EPR Properties, REIT	256,768	12,707,448
Equinix, Inc., REIT	60,706	52,252,690
Equity LifeStyle Properties, Inc., REIT	3,844	249,014
Equity Residential, REIT	176,822	12,423,514
Essential Properties Realty Trust, Inc., REIT	434,709	13,984,589
Essex Property Trust, Inc., REIT	96,343	26,894,149
Extra Space Storage, Inc., REIT	135,508	19,854,632
First Industrial Realty Trust, Inc., REIT	247,885	11,794,368
Global Medical REIT, Inc., REIT	219,170	1,696,376
Healthcare Realty Trust, Inc., REIT	560,363	8,702,437
Healthpeak Properties, Inc., REIT	132,611	2,365,780
Iron Mountain, Inc., REIT	246,200	22,076,754
Kilroy Realty Corp., REIT(a)	226,934	7,150,690
Lineage, Inc., REIT(a)	10,585	510,515
LXP Industrial Trust, REIT	57,087	450,416
Mid-America Apartment Communities, Inc., REIT	71,731	11,451,854
National Health Investors, Inc., REIT	71,976	5,446,424
National Storage Affiliates Trust, REIT	255,900	9,519,480
Omega Healthcare Investors, Inc., REIT	10,351	404,207
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	687,685	4,064,218
Prologis, Inc., REIT	333,136	34,046,499
Public Storage, REIT	50,598	15,201,157
Realty Income Corp., REIT	80,960	4,684,346
Regency Centers Corp., REIT	166,659	12,029,447
Ryman Hospitality Properties, Inc., REIT(a)	47,353	4,164,696
Simon Property Group, Inc., REIT	186,135	29,293,926
SL Green Realty Corp., REIT	152,577	8,027,076
Smartstop Self Storage REIT, Inc., REIT	166,003	5,833,345
STAG Industrial, Inc., REIT	231,578	7,649,021
Sunstone Hotel Investors, Inc., REIT	437,781	3,651,094
UDR, Inc., REIT	111,061	4,651,235
Urban Edge Properties, REIT	279,012	5,041,747
Ventas, Inc., REIT	33,818	2,369,966
Veris Residential, Inc., REIT	828,668	12,860,927

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

VICI Properties, Inc., REIT	314,375	$10,066,288
Welltower, Inc., REIT	347,438	53,015,564

		527,959,921

TOTAL LONG-TERM INVESTMENTS
(cost $685,760,511)		833,914,160

SHORT-TERM INVESTMENT 1.4%

AFFILIATED MUTUAL FUND
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $11,906,163; includes $11,879,886 of cash collateral for securities on loan)(b)(wb)	11,915,522	11,907,181

TOTAL INVESTMENTS 101.2%
(cost $697,666,674)		845,821,341

Liabilities in excess of other assets (1.2)%		(10,058,786)

NET ASSETS 100.0%		$835,762,555

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,375,079; cash collateral of $11,879,886 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 5

PGIM Global Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$55,908,155	$—
Belgium	—	7,843,016	—
Canada	17,220,076	—	—
France	—	18,696,370	—
Germany	—	17,463,620	—
Hong Kong	—	19,712,479	—
Japan	—	78,247,129	—
Singapore	—	24,468,686	—
Spain	—	9,607,234	—
Sweden	—	13,141,980	—
Switzerland	—	9,399,569	—
United Kingdom	—	34,245,925	—
United States	527,959,921	—	—
Short-Term Investment
Affiliated Mutual Fund	11,907,181	—	—

Total	$557,087,178	$288,734,163	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Specialized REITs	20.8%
Retail REITs	18.0
Industrial REITs	12.0
Residential REITs	11.8
Health Care REITs	11.1
Real Estate Operating Companies	6.9
Diversified REITs	5.7
Diversified Real Estate Activities	4.9
Office REITs	4.3
Hotel & Resort REITs	2.2

Affiliated Mutual Fund (1.4% represents investments purchased with collateral from securities on loan)	1.4%
Health Care Facilities	1.1
Internet Services & Infrastructure	1.0

101.2
Liabilities in excess of other assets	(1.2)

100.0%

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$11,375,079	$(11,375,079)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 7

PGIM Global Real Estate Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $11,375,079:
Unaffiliated investments (cost $685,760,511)	$833,914,160
Affiliated investments (cost $11,906,163)	11,907,181
Cash	81
Foreign currency, at value (cost $140)	143
Dividends receivable	1,546,685
Receivable for investments sold	1,429,381
Receivable for Fund shares sold	1,144,314
Tax reclaim receivable	1,033,583
Prepaid expenses	7,317

Total Assets	850,982,845

Liabilities

Payable to broker for collateral for securities on loan	11,879,886
Payable for investments purchased	1,183,098
Payable for Fund shares purchased	1,026,749
Management fee payable	498,831
Loan payable	311,000
Accrued expenses and other liabilities	287,487
Distribution fee payable	22,893
Affiliated transfer agent fee payable	7,526
Trustees’ fees payable	2,820

Total Liabilities	15,220,290

Net Assets	$835,762,555

Net assets were comprised of:
Shares of beneficial interest, at par	$42,659
Paid-in capital in excess of par	774,223,735
Total distributable earnings (loss)	61,496,161

Net assets, April 30, 2025	$835,762,555

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share, ($73,356,475 ÷ 3,766,991 shares of beneficial interest issued and outstanding)	$19.47
Maximum sales charge (5.50% of offering price)	1.13

Maximum offering price to public	$20.60

Class C

Net asset value, offering price and redemption price per share, ($2,162,349 ÷ 115,046 shares of beneficial interest issued and outstanding)	$18.80

Class R

Net asset value, offering price and redemption price per share, ($7,900,440 ÷ 407,393 shares of beneficial interest issued and outstanding)	$19.39

Class Z

Net asset value, offering price and redemption price per share, ($426,357,923 ÷ 21,739,805 shares of beneficial interest issued and outstanding)	$19.61

Class R2

Net asset value, offering price and redemption price per share, ($2,360,474 ÷ 120,634 shares of beneficial interest issued and outstanding)	$19.57

Class R4

Net asset value, offering price and redemption price per share, ($1,221,631 ÷ 62,392 shares of beneficial interest issued and outstanding)	$19.58

Class R6

Net asset value, offering price and redemption price per share, ($322,403,263 ÷ 16,447,158 shares of beneficial interest issued and outstanding)	$19.60

See Notes to Financial Statements.

PGIM Global Real Estate Fund 9

PGIM Global Real Estate Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $532,861 foreign withholding tax)	$13,385,486
Affiliated dividend income	99,890
Income from securities lending, net (including affiliated income of $8,886)	9,263

Total income	13,494,639

Expenses
Management fee	3,242,179
Distribution fee(a)	162,029
Shareholder servicing fees(a)	1,845
Transfer agent’s fees and expenses (including affiliated expense of $28,865)(a)	496,210
Custodian and accounting fees	64,187
Shareholders’ reports	46,036
Registration fees(a)	42,441
Professional fees	24,217
Audit fee	16,633
Trustees’ fees	11,536
Miscellaneous	45,717

Total expenses	4,153,030

Less: Fee waiver and/or expense reimbursement(a)	(5,548)

Distribution fee waiver(a)	(9,993)

Net expenses	4,137,489

Net investment income (loss)	9,357,150

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,363))	(14,338,527)
Foreign currency transactions	(142,702)

(14,481,229)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,018)	(23,447,626)
Foreign currencies	202,237

(23,245,389)

Net gain (loss) on investment and foreign currency transactions	(37,726,618)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(28,369,468)

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Statement of Operations (unaudited) (continued)

Six Months Ended April 30, 2025

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	116,644	12,357	29,979	—	3,049	—	—
Shareholder servicing fees	—	—	—	—	1,220	625	—
Transfer agent’s fees and expenses	108,031	3,306	8,893	362,852	2,395	1,080	9,653
Registration fees	7,287	2,733	6,304	11,128	2,262	2,634	10,093
Fee waiver and/or expense reimbursement	—	—	—	—	(2,791)	(2,757)	—
Distribution fee waiver	—	—	(9,993)	—	—	—	—

See Notes to Financial Statements.

PGIM Global Real Estate Fund 11

PGIM Global Real Estate Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$9,357,150	$23,538,611
Net realized gain (loss) on investment and foreign currency transactions	(14,481,229)	17,147,405
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(23,245,389)	208,506,229

Net increase (decrease) in net assets resulting from operations	(28,369,468)	249,192,245

Dividends and Distributions
Distributions from distributable earnings
Class A	(922,064)	(1,939,647)
Class C	(22,130)	(53,788)
Class R	(81,479)	(170,869)
Class Z	(5,981,056)	(12,232,402)
Class R2	(29,401)	(63,179)
Class R4	(16,495)	(29,848)
Class R6	(4,906,161)	(9,539,805)

	(11,958,786)	(24,029,538)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	195,995,190	181,272,909
Net asset value of shares issued in reinvestment of dividends and distributions	11,259,353	22,643,004
Cost of shares purchased	(202,163,459)	(457,481,030)

Net increase (decrease) in net assets from Fund share transactions	5,091,084	(253,565,117)

Total increase (decrease)	(35,237,170)	(28,402,410)

Net Assets:

Beginning of period	870,999,725	899,402,135

End of period	$835,762,555	$870,999,725

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.40		$16.11		$16.77	$27.44	$20.05	$27.31
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.39		0.30	0.34	0.25	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.87)		4.32		(0.66)	(6.86)	7.41	(4.45)
Total from investment operations	(0.70)		4.71		(0.36)	(6.52)	7.66	(4.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.42)		(0.30)	(0.55)	(0.27)	(0.88)
Tax return of capital distributions	-		-		-	(0.18)	-	(0.25)
Distributions from net realized gains	-		-		-	(3.42)	-	(1.99)
Total dividends and distributions	(0.23)		(0.42)		(0.30)	(4.15)	(0.27)	(3.12)
Net asset value, end of period	$19.47		$20.40		$16.11	$16.77	$27.44	$20.05
Total Return(b):	(3.37)%		29.39%		(2.25)%	(27.70)%	38.32%	(16.64)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$73,356		$87,673		$81,492	$101,666	$153,763	$122,346
Average net assets (000)	$78,407		$87,764		$97,696	$132,796	$140,808	$139,599
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.39	%(d	1.38	%(e)	1.36%	1.31%	1.30%	1.42%
Expenses before waivers and/or expense reimbursement	1.39	%(d)	1.38%		1.36%	1.31%	1.30%	1.42%
Net investment income (loss)	1.70	%(d)	2.05%		1.69%	1.60%	1.00%	1.40%
Portfolio turnover rate(f)	51%		95%		89%	108%	149%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 13

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class C Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.71		$15.58		$16.22	$26.68	$19.51	$26.69
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.23		0.15	0.16	0.10	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.83)		4.18		(0.62)	(6.62)	7.20	(4.34)
Total from investment operations	(0.75)		4.41		(0.47)	(6.46)	7.30	(4.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.28)		(0.17)	(0.40)	(0.13)	(0.79)
Tax return of capital distributions	-		-		-	(0.18)	-	(0.25)
Distributions from net realized gains	-		-		-	(3.42)	-	(1.99)
Total dividends and distributions	(0.16)		(0.28)		(0.17)	(4.00)	(0.13)	(3.03)
Net asset value, end of period	$18.80		$19.71		$15.58	$16.22	$26.68	$19.51
Total Return(b):	(3.79)%		28.44%		(3.00)%	(28.25)%	37.48%	(17.11)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,162		$3,050		$3,808	$6,120	$14,756	$23,586
Average net assets (000)	$2,492		$3,531		$5,163	$10,899	$18,469	$38,807
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.29	%(d)	2.17	%(e)	2.18%	2.03%	1.95%	1.95%
Expenses before waivers and/or expense reimbursement	2.29	%(d)	2.17%		2.18%	2.03%	1.95%	1.95%
Net investment income (loss)	0.85	%(d)	1.28%		0.86%	0.75%	0.41%	0.90%
Portfolio turnover rate(f)	51%		95%		89%	108%	149%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.30		$16.04		$16.70	$27.36	$19.97	$27.24
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.33		0.27	0.27	0.20	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.85)		4.31		(0.66)	(6.82)	7.38	(4.44)
Total from investment operations	(0.71)		4.64		(0.39)	(6.55)	7.58	(4.17)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.38)		(0.27)	(0.51)	(0.19)	(0.86)
Tax return of capital distributions	-		-		-	(0.18)	-	(0.25)
Distributions from net realized gains	-		-		-	(3.42)	-	(1.99)
Total dividends and distributions	(0.20)		(0.38)		(0.27)	(4.11)	(0.19)	(3.10)
Net asset value, end of period	$19.39		$20.30		$16.04	$16.70	$27.36	$19.97
Total Return(b):	(3.51)%		29.01%		(2.38)%	(27.90)%	38.08%	(16.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,900		$8,564		$7,840	$9,441	$14,415	$12,562
Average net assets (000)	$8,061		$8,577		$9,419	$11,927	$14,099	$15,354
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68	%(d)	1.66	%(e)	1.55%	1.53%	1.52%	1.58%
Expenses before waivers and/or expense reimbursement	1.93	%(d)	1.91%		1.80%	1.78%	1.77%	1.83%
Net investment income (loss)	1.41	%(d)	1.77%		1.50%	1.26%	0.80%	1.25%
Portfolio turnover rate(f)	51%		95%		89%	108%	149%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 15

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class Z Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.54		$16.21		$16.88	$27.60	$20.15	$27.45
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.47		0.38	0.41	0.34	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.87)		4.36		(0.67)	(6.90)	7.46	(4.48)
Total from investment operations	(0.66)		4.83		(0.29)	(6.49)	7.80	(4.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.50)		(0.38)	(0.63)	(0.35)	(1.00)
Tax return of capital distributions	-		-		-	(0.18)	-	(0.25)
Distributions from net realized gains	-		-		-	(3.42)	-	(1.99)
Total dividends and distributions	(0.27)		(0.50)		(0.38)	(4.23)	(0.35)	(3.24)
Net asset value, end of period	$19.61		$20.54		$16.21	$16.88	$27.60	$20.15
Total Return(b):	(3.15)%		29.89%		(1.82)%	(27.44)%	38.87%	(16.26)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$426,358		$464,119		$426,864	$475,896	$755,205	$609,899
Average net assets (000)	$437,181		$470,820		$477,820	$656,463	$696,648	$794,641
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.97	%(d)	0.97	%(e)	0.95%	0.93%	0.92%	0.94%
Expenses before waivers and/or expense reimbursement	0.97	%(d)	0.97%		0.95%	0.93%	0.92%	0.94%
Net investment income (loss)	2.11	%(d)	2.46%		2.10%	1.89%	1.38%	1.90%
Portfolio turnover rate(f)	51%		95%		89%	108%	149%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.49		$16.18		$16.84	$27.54	$20.11	$27.40
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.41		0.31	0.38	0.25	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.86)		4.34		(0.65)	(6.93)	7.43	(4.45)
Total from investment operations	(0.68)		4.75		(0.34)	(6.55)	7.68	(4.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.44)		(0.32)	(0.55)	(0.25)	(0.92)
Tax return of capital distributions	-		-		-	(0.18)	-	(0.25)
Distributions from net realized gains	-		-		-	(3.42)	-	(1.99)
Total dividends and distributions	(0.24)		(0.44)		(0.32)	(4.15)	(0.25)	(3.16)
Net asset value, end of period	$19.57		$20.49		$16.18	$16.84	$27.54	$20.11
Total Return(b):	(3.28)%		29.49%		(2.18)%	(27.71)%	38.33%	(16.56)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,360		$2,526		$2,526	$2,245	$689	$237
Average net assets (000)	$2,460		$2,758		$2,383	$1,921	$444	$223
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.30	%(d)	1.31	%(e)	1.30%	1.30%	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.53	%(d)	1.50%		1.51%	1.55%	2.44%	7.86%
Net investment income (loss)	1.81	%(d)	2.14%		1.74%	1.87%	0.97%	1.48%
Portfolio turnover rate(f)	51%		95%		89%	108%	149%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 17

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.50		$16.19		$16.85	$27.56	$20.12	$27.41
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.44		0.36	0.38	0.31	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.86)		4.35		(0.66)	(6.89)	7.44	(4.47)
Total from investment operations	(0.66)		4.79		(0.30)	(6.51)	7.75	(4.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.48)		(0.36)	(0.60)	(0.31)	(0.97)
Tax return of capital distributions	-		-		-	(0.18)	-	(0.25)
Distributions from net realized gains	-		-		-	(3.42)	-	(1.99)
Total dividends and distributions	(0.26)		(0.48)		(0.36)	(4.20)	(0.31)	(3.21)
Net asset value, end of period	$19.58		$20.50		$16.19	$16.85	$27.56	$20.12
Total Return(b):	(3.21)%		29.84%		(1.93)%	(27.53)%	38.68%	(16.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,222		$1,294		$857	$757	$937	$658
Average net assets (000)	$1,260		$1,194		$939	$840	$839	$616
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05	%(d)	1.06	%(e)	1.05%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.49	%(d)	1.52%		1.62%	1.87%	1.78%	3.39%
Net investment income (loss)	2.04	%(d)	2.32%		2.02%	1.78%	1.26%	1.78%
Portfolio turnover rate(f)	51%		95%		89%	108%	149%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.53		$16.21		$16.87	$27.59	$20.14	$27.44
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.51		0.41	0.43	0.37	0.44
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.87)		4.34		(0.66)	(6.89)	7.46	(4.47)
Total from investment operations	(0.64)		4.85		(0.25)	(6.46)	7.83	(4.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.53)		(0.41)	(0.66)	(0.38)	(1.03)
Tax return of capital distributions	-		-		-	(0.18)	-	(0.25)
Distributions from net realized gains	-		-		-	(3.42)	-	(1.99)
Total dividends and distributions	(0.29)		(0.53)		(0.41)	(4.26)	(0.38)	(3.27)
Net asset value, end of period	$19.60		$20.53		$16.21	$16.87	$27.59	$20.14
Total Return(b):	(3.08)%		30.09%		(1.67)%	(27.34)%	39.05%	(16.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$322,403		$303,773		$376,015	$309,543	$582,961	$382,847
Average net assets (000)	$341,885		$368,198		$367,640	$405,564	$483,697	$383,591
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81	%(d)	0.82	%(e)	0.81%	0.79%	0.79%	0.80%
Expenses before waivers and/or expense reimbursement	0.81	%(d)	0.82%		0.81%	0.79%	0.79%	0.80%
Net investment income (loss)	2.37	%(d)	2.68%		2.28%	1.97%	1.50%	2.01%
Portfolio turnover rate(f)	51%		95%		89%	108%	149%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund 19

PGIM Jennison International Small-Mid Cap Opportunities Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 90.7%

COMMON STOCKS

Australia 3.0%

Kelly Partners Group Holdings Ltd.*	23,015	$172,358
Netwealth Group Ltd.	3,702	66,514
Pro Medicus Ltd.	186	27,273
Technology One Ltd.	3,476	67,095

		333,240

Canada 22.7%

Definity Financial Corp.	5,015	250,314
Descartes Systems Group, Inc. (The)*	2,210	232,912
Dollarama, Inc.	4,057	500,577
Fairfax Financial Holdings Ltd.	420	655,713
FirstService Corp.	2,380	417,717
Stantec, Inc.	3,205	281,304
TMX Group Ltd.	5,025	203,646

		2,542,183

China 2.8%
Bilibili, Inc., ADR*(a)	6,089	106,557
Kanzhun Ltd.*	13,474	99,750
KE Holdings, Inc. (Class A Stock)	16,482	111,930

		318,237

Germany 1.7%

Nemetschek SE	1,407	186,969

India 3.3%
Indian Hotels Co. Ltd. (The)	14,491	134,833
MakeMyTrip Ltd.*	1,598	167,502
Max Healthcare Institute Ltd.	5,112	66,324

		368,659

Israel 4.2%
Cellebrite DI Ltd.*	11,527	228,120
Wix.com Ltd.*	1,390	235,730

		463,850

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Italy 2.6%

Brunello Cucinelli SpA	2,620	$295,797

Malaysia 1.6%

ITMAX SYSTEM Bhd	210,539	180,397

Mexico 2.1%

BBB Foods, Inc. (Class A Stock)*	7,708	235,557

Netherlands 6.1%

Euronext NV, 144A	2,243	374,911
Topicus.com, Inc.*	2,568	307,318

		682,229

New Zealand 2.9%

Xero Ltd.*	3,037	319,836

Norway 3.4%

Kongsberg Gruppen ASA	2,372	382,150

South Korea 2.5%

Coupang, Inc.*	11,866	277,308

Sweden 5.5%

Asker Healthcare Group AB*	26,773	236,831
Hemnet Group AB	6,219	213,472
MIPS AB	4,544	160,155

		610,458

Switzerland 3.3%

Belimo Holding AG	186	158,037
On Holding AG (Class A Stock)*	4,482	215,629

		373,666

United Kingdom 11.1%

Baltic Classifieds Group PLC	41,220	186,962
InterContinental Hotels Group PLC	1,782	190,157
JTC PLC, 144A	28,020	315,089

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 21

PGIM Jennison International Small-Mid Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

Marex Group PLC	7,593	$336,749
XPS Pensions Group PLC	41,851	215,570

		1,244,527

United States 11.9%

AvePoint, Inc.*	15,109	247,032
CyberArk Software Ltd.*	1,100	387,376
GFL Environmental, Inc.	6,884	343,501
Monday.com Ltd.*	1,234	346,742

		1,324,651

TOTAL LONG-TERM INVESTMENTS
(cost $8,685,347)		10,139,714

SHORT-TERM INVESTMENTS 10.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	1,089,046	1,089,046
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $102,700; includes $102,600 of cash collateral for securities on loan)(b)(wb)	102,782	102,710

TOTAL SHORT-TERM INVESTMENTS
(cost $1,191,746)		1,191,756

TOTAL INVESTMENTS 101.3%
(cost $9,877,093)		11,331,470

Liabilities in excess of other assets (1.3)%		(149,332)

NET ASSETS 100.0%		$11,182,138

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,750; cash collateral of $102,600 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$333,240	$—
Canada	2,542,183	—	—
China	106,557	211,680	—
Germany	—	186,969	—
India	167,502	201,157	—
Israel	463,850	—	—
Italy	—	295,797	—
Malaysia	—	180,397	—
Mexico	235,557	—	—
Netherlands	307,318	374,911	—
New Zealand	—	319,836	—
Norway	—	382,150	—
South Korea	277,308	—	—
Sweden	236,831	373,627	—
Switzerland	215,629	158,037	—
United Kingdom	552,319	692,208	—
United States	1,324,651	—	—
Short-Term Investments
Affiliated Mutual Funds	1,191,756	—	—

Total	$7,621,461	$3,710,009	$—

Industry Allocation:

The industry allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 23

PGIM Jennison International Small-Mid Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Allocation (continued):

Software	20.9%
Capital Markets	13.5
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	10.6
Insurance	8.1
Broadline Retail	7.0
Interactive Media & Services	5.4
Real Estate Management & Development	4.7
Textiles, Apparel & Luxury Goods	4.5
Hotels, Restaurants & Leisure	4.4
Aerospace & Defense	3.4
Commercial Services & Supplies	3.1
Construction & Engineering	2.5
Health Care Equipment & Supplies	2.1

IT Services	2.1%
Consumer Staples Distribution & Retail	2.1
Electronic Equipment, Instruments & Components	1.6
Professional Services	1.5
Leisure Products	1.5
Building Products	1.4
Health Care Providers & Services	0.6
Health Care Technology	0.3

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$99,750	$(99,750)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $99,750:
Unaffiliated investments (cost $8,685,347)	$10,139,714
Affiliated investments (cost $1,191,746)	1,191,756
Foreign currency, at value (cost $10)	10
Due from Manager	8,698
Dividends receivable	2,559
Tax reclaim receivable	2,558
Receivable for Fund shares sold	597
Prepaid expenses and other assets	1,010

Total Assets	11,346,902

Liabilities

Payable to broker for collateral for securities on loan	102,600
Custodian and accounting fees payable	15,968
Audit fee payable	14,998
Registration fees payable	11,543
Shareholders’ reports fee payable	6,159
Accrued expenses and other liabilities	5,019
Payable for Fund shares purchased	4,242
Foreign capital gains tax liability accrued	3,215
Trustees’ fees payable	795
Affiliated transfer agent fee payable	179
Distribution fee payable	46

Total Liabilities	164,764

Net Assets	$11,182,138

Net assets were comprised of:
Shares of beneficial interest, at par	$1,411
Paid-in capital in excess of par	12,294,109
Total distributable earnings (loss)	(1,113,382)

Net assets, April 30, 2025	$11,182,138

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 25

PGIM Jennison International Small-Mid Cap Opportunities Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share,
($167,655 ÷ 21,339 shares of beneficial interest issued and outstanding)	$7.86
Maximum sales charge (5.50% of offering price)	0.46

Maximum offering price to public	$8.32

Class C

Net asset value, offering price and redemption price per share,
($17,892 ÷ 2,338 shares of beneficial interest issued and outstanding)	$7.65

Class Z

Net asset value, offering price and redemption price per share,
($7,013,322 ÷ 885,177 shares of beneficial interest issued and outstanding)	$7.92

Class R6

Net asset value, offering price and redemption price per share,
($3,983,269 ÷ 502,221 shares of beneficial interest issued and outstanding)	$7.93

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $2,761 foreign withholding tax)	$21,620
Affiliated dividend income	16,536
Affiliated income from securities lending, net	269

Total income	38,425

Expenses
Management fee	56,809
Distribution fee(a)	322
Custodian and accounting fees	24,050
Professional fees	22,120
Registration fees(a)	17,689
Audit fee	15,498
Shareholders’ reports	7,684
Fund data services	6,986
Transfer agent’s fees and expenses (including affiliated expense of $764)(a)	5,192
Trustees’ fees	4,875
Miscellaneous	3,853

Total expenses	165,078
Less: Fee waiver and/or expense reimbursement(a)	(103,590)

Net expenses	61,488

Net investment income (loss)	(23,063)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(79)) (net of foreign capital gains taxes $(96,495))	(68,785)
Foreign currency transactions	819

(67,966)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $10) (net of change in foreign capital gains taxes $102,665)	(29,719)
Foreign currencies	1,521

(28,198)

Net gain (loss) on investment and foreign currency transactions	(96,164)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(119,227)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	222	100	—	—
Registration fees	5,244	3,167	6,711	2,567
Transfer agent’s fees and expenses	561	101	4,477	53
Fee waiver and/or expense reimbursement	(7,123)	(3,417)	(59,644)	(33,406)

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 27

PGIM Jennison International Small-Mid Cap Opportunities Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(23,063)	$(27,338)
Net realized gain (loss) on investment and foreign currency transactions	(67,966)	232,945
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(28,198)	1,319,693

Net increase (decrease) in net assets resulting from operations	(119,227)	1,525,300

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(332)
Class C	—	—
Class Z	—	(719)
Class R6	—	(8,572)

	—	(9,623)

Fund share transactions
Net proceeds from shares sold	1,085,818	6,070,284
Net asset value of shares issued in reinvestment of dividends	—	9,623
Cost of shares purchased	(314,179)	(661,001)

Net increase (decrease) in net assets from Fund share transactions	771,639	5,418,906

Total increase (decrease)	652,412	6,934,583

Net Assets:

Beginning of period	10,529,726	3,595,143

End of period	$11,182,138	$10,529,726

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,					September 14, 2021(a) through October 31, 2021
			2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.97		$6.00		$5.87		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.05)		(0.02)		(0.04)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		2.03		0.15		(3.85)	(0.23)
Total from investment operations	(0.11)		1.98		0.13		(3.89)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.01)		-		-	-
Net asset value, end of period	$7.86		$7.97		$6.00		$5.87	$9.76
Total Return(c):	(1.38)%		32.98%		2.21%		(39.86)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$168		$191		$263		$107	$15
Average net assets (000)	$179		$384		$134		$90	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.41	%(e)	1.45	%(f)	1.63	%(f)	1.41%	1.41	%(g)
Expenses before waivers and/or expense reimbursement	9.44	%(e)	7.49%		11.92%		32.83%	167.90	%(g)
Net investment income (loss)	(0.71	)%(e)	(0.71)%		(0.27)%		(0.55)%	(1.13	)%(g)
Portfolio turnover rate(h)	87%		83%		145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.04% and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 29

PGIM Jennison International Small-Mid Cap Opportunities Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,					September 14, 2021(a) through October 31, 2021
			2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.79		$5.91		$5.82		$9.75	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.11)		(0.04)		(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		1.99		0.13		(3.84)	(0.23)
Total from investment operations	(0.14)		1.88		0.09		(3.93)	(0.25)
Net asset value, end of period	$7.65		$7.79		$5.91		$5.82	$9.75
Total Return(c):	(1.80)%		31.81%		1.55%		(40.31)%	(2.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$23		$18		$17	$10
Average net assets (000)	$20		$22		$19		$18	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.16	%(e)	2.20	%(f)	2.27	%(f)	2.16%	2.16	%(g)
Expenses before waivers and/or expense reimbursement	36.18	%(e)	34.32%		41.20%		136.82%	206.96	%(g)
Net investment income (loss)	(1.48	)%(e)	(1.48)%		(0.71)%		(1.32)%	(1.81	)%(g)
Portfolio turnover rate(h)	87%		83%		145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.04% and 0.11% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,				September 14, 2021(a) through October 31, 2021
			2024	2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.02		$6.04	$5.89		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)	0.01		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		2.02	0.14		(3.84)	(0.22)
Total from investment operations	(0.10)		1.99	0.15		(3.87)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.01)	-		-	-
Net asset value, end of period	$7.92		$8.02	$6.04		$5.89	$9.76
Total Return(c):	(1.37)%		33.21%	2.55%		(39.65)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,013		$6,282	$288		$788	$690
Average net assets (000)	$6,569		$2,093	$413		$953	$128
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.16	%(e)	1.14%	1.24	%(f)	1.16%	1.16	%(g)
Expenses before waivers and/or expense reimbursement	2.99	%(e)	4.24%	7.39%		7.36%	22.37	%(g)
Net investment income (loss)	(0.44	)%(e)	(0.36)%	0.23%		(0.42)%	(1.09	)%(g)
Portfolio turnover rate(h)	87%		83%	145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.08% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund 31

PGIM Jennison International Small-Mid Cap Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,					September 14, 2021(a) through October 31, 2021
			2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.03		$6.04		$5.89		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)		0.02		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		2.04		0.13		(3.84)	(0.23)
Total from investment operations	(0.10)		2.01		0.15		(3.87)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.02)		-		-	-
Net asset value, end of period	$7.93		$8.03		$6.04		$5.89	$9.76
Total Return(c):	(1.25)%		33.27%		2.55%		(39.65)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,983		$4,033		$3,026		$2,952	$4,892
Average net assets (000)	$4,040		$3,841		$3,196		$3,635	$4,836
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.11	%(e)	1.15	%(f)	1.22	%(f)	1.11%	1.11	%(g)
Expenses before waivers and/or expense reimbursement	2.78	%(e)	4.22%		5.88%		4.82%	5.20	%(g)
Net investment income (loss)	(0.40	)%(e)	(0.43)%		0.34%		(0.41)%	(0.76	)%(g)
Portfolio turnover rate(h)	87%		83%		145%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.04% and 0.11% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 92.6%

COMMON STOCKS

Australia 0.8%

Netwealth Group Ltd.	2,519	$45,259
Pro Medicus Ltd.	128	18,769

		64,028

Canada 11.7%

Descartes Systems Group, Inc. (The)*	1,116	117,615
Dollarama, Inc.	2,507	309,329
Fairfax Financial Holdings Ltd.	201	313,806
FirstService Corp.	871	152,870

		893,620

China 2.9%

Bilibili, Inc., ADR*(a)	4,286	75,005
Kanzhun Ltd.*	9,264	68,582
Kanzhun Ltd., ADR*	109	1,668
KE Holdings, Inc., ADR	89	1,807
KE Holdings, Inc. (Class A Stock)	11,334	76,970

		224,032

India 0.7%

Indian Hotels Co. Ltd. (The)	5,390	50,152

Israel 1.9%

Cellebrite DI Ltd.*	5,216	103,225
Wix.com Ltd.*	236	40,023

		143,248

Italy 1.4%

Brunello Cucinelli SpA	933	105,335

Mexico 1.6%

BBB Foods, Inc. (Class A Stock)*	3,929	120,070

Netherlands 2.2%

Euronext NV, 144A	1,030	172,162

South Korea 2.0%

Coupang, Inc.*	6,721	157,070

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 33

PGIM Jennison NextGeneration Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden 3.7%

Asker Healthcare Group AB*	12,705	$112,387
Hemnet Group AB	3,532	121,238
MIPS AB	1,490	52,516

		286,141

Switzerland 1.9%

On Holding AG (Class A Stock)*	3,040	146,254

United Kingdom 5.9%

Baltic Classifieds Group PLC	29,345	133,100
JTC PLC, 144A	11,610	130,556
Marex Group PLC	4,183	185,516

		449,172

United States 55.9%

Axon Enterprise, Inc.*	299	183,377
BJ’s Wholesale Club Holdings, Inc.*	2,242	263,569
Casella Waste Systems, Inc. (Class A Stock)*	1,714	201,309
Cava Group, Inc.*	1,671	154,451
CBIZ, Inc.*	1,512	102,967
CyberArk Software Ltd.*	556	195,801
Duolingo, Inc.*	599	233,298
Dutch Bros, Inc. (Class A Stock)*	1,641	98,033
ESCO Technologies, Inc.	1,186	185,550
Fair Isaac Corp.*	79	157,185
Freshpet, Inc.*	226	16,620
Gartner, Inc.*	89	37,476
GeneDx Holdings Corp.*	1,500	100,275
Gitlab, Inc. (Class A Stock)*	3,345	156,111
Hamilton Lane, Inc. (Class A Stock)	1,090	168,394
HEICO Corp.	571	143,184
Klaviyo, Inc. (Class A Stock)*	5,227	159,110
Loar Holdings, Inc.*(a)	1,584	149,815
Monday.com Ltd.*	699	196,412
Monolithic Power Systems, Inc.	228	135,227
Natera, Inc.*	515	77,729
Okta, Inc.*	1,337	149,958
Reddit, Inc. (Class A Stock)*	997	116,220
Ryan Specialty Holdings, Inc.	2,723	178,384
Samsara, Inc. (Class A Stock)*	2,847	112,912

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

StoneX Group, Inc.*	2,342	$207,419
TKO Group Holdings, Inc.	707	115,177
Toast, Inc. (Class A Stock)*	6,205	220,774
Warby Parker, Inc. (Class A Stock)*	4,507	74,411

		4,291,148

TOTAL LONG-TERM INVESTMENTS
(cost $6,492,540)		7,102,432

SHORT-TERM INVESTMENTS 10.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	613,674	613,674
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $210,187; includes $209,900 of cash collateral for securities on loan)(b)(wb)	210,366	210,219

TOTAL SHORT-TERM INVESTMENTS
(cost $823,861)		823,893

TOTAL INVESTMENTS 103.3%
(cost $7,316,401)		7,926,325

Liabilities in excess of other assets (3.3)%		(255,378)

NET ASSETS 100.0%		$7,670,947

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $202,412; cash collateral of $209,900 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 35

PGIM Jennison NextGeneration Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$64,028	$—
Canada	893,620	—	—
China	78,480	145,552	—
India	—	50,152	—
Israel	143,248	—	—
Italy	—	105,335	—
Mexico	120,070	—	—
Netherlands	—	172,162	—
South Korea	157,070	—	—
Sweden	112,387	173,754	—
Switzerland	146,254	—	—
United Kingdom	185,516	263,656	—
United States	4,291,148	—	—
Short-Term Investments
Affiliated Mutual Funds	823,893	—	—

Total	$6,951,686	$974,639	$—

Industry Allocation:

The industry allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Software	15.7%
Capital Markets	11.8
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	10.7
Interactive Media & Services	6.8

Insurance	6.4%
Aerospace & Defense	6.3
Broadline Retail	6.0
Consumer Staples Distribution & Retail	5.0
Hotels, Restaurants & Leisure	4.0
Textiles, Apparel & Luxury Goods	3.3

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Industry Allocation (continued):

Diversified Consumer Services	3.0%
Real Estate Management & Development	3.0
IT Services	3.0
Financial Services	2.9
Commercial Services & Supplies	2.6
Machinery	2.4
Semiconductors & Semiconductor Equipment	1.8
Entertainment	1.5
Health Care Equipment & Supplies	1.4
Professional Services	1.3
Health Care Providers & Services	1.3

Biotechnology	1.0%
Specialty Retail	1.0
Leisure Products	0.7
Health Care Technology	0.2
Food Products	0.2

103.3
Liabilities in excess of other assets	(3.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$202,412	$(202,412)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 37

PGIM Jennison NextGeneration Global Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $202,412:
Unaffiliated investments (cost $6,492,540)	$7,102,432
Affiliated investments (cost $823,861)	823,893
Foreign currency, at value (cost $8)	8
Receivable for investments sold	68,987
Receivable for Fund shares sold	50,125
Due from Manager	10,660
Tax reclaim receivable	1,753
Dividends receivable	363
Prepaid expenses and other assets	810

Total Assets	8,059,031

Liabilities

Payable to broker for collateral for securities on loan	209,900
Payable for investments purchased	114,233
Audit fee payable	14,998
Custodian and accounting fees payable	13,621
Professional fees payable	12,937
Accrued expenses and other liabilities	8,677
Foreign capital gains tax liability accrued	7,551
Payable for Fund shares purchased	5,000
Trustees’ fees payable	742
Affiliated transfer agent fee payable	292
Distribution fee payable	133

Total Liabilities	388,084

Net Assets	$7,670,947

Net assets were comprised of:
Shares of beneficial interest, at par	$1,164
Paid-in capital in excess of par	25,873,935
Total distributable earnings (loss)	(18,204,152)

Net assets, April 30, 2025	$7,670,947

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share,
($558,242 ÷ 85,450 shares of beneficial interest issued and outstanding)	$6.53
Maximum sales charge (5.50% of offering price)	0.38

Maximum offering price to public	$6.91

Class C

Net asset value, offering price and redemption price per share,
($28,206 ÷ 4,441 shares of beneficial interest issued and outstanding)	$6.35

Class Z

Net asset value, offering price and redemption price per share,
($3,776,358 ÷ 573,068 shares of beneficial interest issued and outstanding)	$6.59

Class R6

Net asset value, offering price and redemption price per share,
($3,308,141 ÷ 501,128 shares of beneficial interest issued and outstanding)	$6.60

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 39

PGIM Jennison NextGeneration Global Opportunities Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $684 foreign withholding tax)	$9,622
Affiliated dividend income	9,618
Affiliated income from securities lending, net	413

Total income	19,653

Expenses
Management fee	37,594
Distribution fee(a)	731
Professional fees	22,143
Custodian and accounting fees	21,531
Audit fee	15,498
Registration fees(a)	13,037
Shareholders’ reports	8,381
Fund data services	6,454
Trustees’ fees	4,778
Transfer agent’s fees and expenses (including affiliated expense of $1,238)(a)	3,482
Miscellaneous	3,948

Total expenses	137,577
Less: Fee waiver and/or expense reimbursement(a)	(96,261)

Net expenses	41,316

Net investment income (loss)	(21,663)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(29)) (net of foreign capital gains taxes $(12,072))	49,352
Foreign currency transactions	1,893

51,245

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $32) (net of change in foreign capital gains taxes $34,060)	(1,049,625)
Foreign currencies	52

(1,049,573)

Net gain (loss) on investment and foreign currency transactions	(998,328)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,019,991)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	573	158	—	—
Registration fees	4,515	3,027	3,058	2,437
Transfer agent’s fees and expenses	630	112	2,693	47
Fee waiver and/or expense reimbursement	(9,814)	(3,455)	(42,482)	(40,510)

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(21,663)	$(36,804)
Net realized gain (loss) on investment and foreign currency transactions	51,245	543,931
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,049,573)	1,416,925

Net increase (decrease) in net assets resulting from operations	(1,019,991)	1,924,052

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,732,372	1,406,007
Cost of shares purchased	(686,579)	(522,376)

Net increase (decrease) in net assets from Fund share transactions	1,045,793	883,631

Total increase (decrease)	25,802	2,807,683

Net Assets:

Beginning of period	7,645,145	4,837,462

End of period	$7,670,947	$7,645,145

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 41

PGIM Jennison NextGeneration Global Opportunities Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2025		Year Ended October 31,					September 14, 2021(a) through October 31, 2021
			2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.45		$5.46		$5.70		$9.98	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.05)		(0.04)		(0.05)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.89)		2.04		(0.20)		(4.23)	-	(c)
Total from investment operations	(0.92)		1.99		(0.24)		(4.28)	(0.02)
Net asset value, end of period	$6.53		$7.45		$5.46		$5.70	$9.98
Total Return(d):	(12.35)%		36.45%		(4.21)%		(42.89)%	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$558		$401		$240		$291	$32
Average net assets (000)	$462		$357		$265		$303	$14
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.31	%(f)	1.32	%(g)	1.40	%(g)	1.31%	1.31	%(h)
Expenses before waivers and/or expense reimbursement	5.59	%(f)	6.46%		6.84%		11.63%	144.66	%(h)
Net investment income (loss)	(0.77	)%(f)	(0.77)%		(0.66)%		(0.69)%	(1.20	)%(h)
Portfolio turnover rate(i)	105%		96%		162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% and 0.09% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2025		Year Ended October 31,				September 14, 2021(a) through October 31, 2021
			2024	2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.27		$5.36	$5.65		$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.10)	(0.08)		(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.86)		2.01	(0.21)		(4.23)	(0.01	)(c)
Total from investment operations	(0.92)		1.91	(0.29)		(4.32)	(0.03)
Net asset value, end of period	$6.35		$7.27	$5.36		$5.65	$9.97
Total Return(d):	(12.65)%		35.38%	(4.96)%		(43.33)%	(0.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28		$32	$17		$34	$10
Average net assets (000)	$32		$27	$27		$31	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.06	%(f)	2.06%	2.12	%(g)	2.06%	2.06	%(h)
Expenses before waivers and/or expense reimbursement	23.93	%(f)	27.77%	28.92%		79.47%	203.59	%(h)
Net investment income (loss)	(1.56	)%(f)	(1.52)%	(1.42)%		(1.33)%	(1.90	)%(h)
Portfolio turnover rate(i)	105%		96%	162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.06% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 43

PGIM Jennison NextGeneration Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2025		Year Ended October 31,					September 14, 2021(a) through October 31, 2021
			2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.51		$5.48		$5.72		$9.98	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04)		(0.02)		(0.07)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.90)		2.07		(0.22)		(4.19)	-	(c)
Total from investment operations	(0.92)		2.03		(0.24)		(4.26)	(0.02)
Net asset value, end of period	$6.59		$7.51		$5.48		$5.72	$9.98
Total Return(d):	(12.25)%		36.79%		(3.85)%		(42.79)%	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,776		$3,446		$1,831		$3,156	$4,311
Average net assets (000)	$3,677		$3,211		$2,303		$19,040	$901
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.06	%(f)	1.07	%(g)	1.14	%(g)	1.06%	1.06	%(h)
Expenses before waivers and/or expense reimbursement	3.39	%(f)	3.70%		4.44%		1.84%	6.91	%(h)
Net investment income (loss)	(0.56	)%(f)	(0.53)%		(0.42)%		(0.85)%	(1.01	)%(h)
Portfolio turnover rate(i)	105%		96%		162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% and 0.08% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2025		Year Ended October 31,					September 14, 2021(a) through October 31, 2021
			2024		2023		2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.52		$5.49		$5.72		$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)		(0.02)		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.90)		2.06		(0.21)		(4.24)	-	(c)
Total from investment operations	(0.92)		2.03		(0.23)		(4.27)	(0.01)
Net asset value, end of period	$6.60		$7.52		$5.49		$5.72	$9.99
Total Return(d):	(12.23)%		36.98%		(4.02)%		(42.74)%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,308		$3,766		$2,750		$2,866	$5,003
Average net assets (000)	$3,726		$3,515		$2,937		$3,502	$4,900
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.01	%(f)	1.02	%(g)	1.10	%(g)	1.01%	1.01	%(h)
Expenses before waivers and/or expense reimbursement	3.20	%(f)	3.51%		4.09%		2.98%	4.44	%(h)
Net investment income (loss)	(0.51	)%(f)	(0.48)%		(0.37)%		(0.45)%	(0.85	)%(h)
Portfolio turnover rate(i)	105%		96%		162%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% and 0.09% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund 45

PGIM Jennison Technology Fund

Schedule of Investments (unaudited)

as of April 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Automobiles 0.3%

Tesla, Inc.*	352	$99,320

Broadline Retail 2.8%

Amazon.com, Inc.*	4,770	879,683

Communications Equipment 0.8%

Arista Networks, Inc.*	2,882	237,102

Electric Utilities 0.6%

Constellation Energy Corp.	845	188,807

Electrical Equipment 1.2%

Schneider Electric SE	1,643	383,880

Electronic Equipment, Instruments & Components 1.6%

Keysight Technologies, Inc.*	3,398	494,069

Entertainment 4.6%
Netflix, Inc.*	1,266	1,432,758

Financial Services 1.3%

Mastercard, Inc. (Class A Stock)	731	400,632

Health Care Equipment & Supplies 2.6%

Dexcom, Inc.*	6,866	490,095
Intuitive Surgical, Inc.*	644	332,175

		822,270

Hotels, Restaurants & Leisure 1.7%

Airbnb, Inc. (Class A Stock)*	4,294	523,525

Interactive Media & Services 2.3%

Alphabet, Inc. (Class A Stock)	2,728	433,206
Meta Platforms, Inc. (Class A Stock)	510	279,990

		713,196

IT Services 1.9%

Snowflake, Inc. (Class A Stock)*	3,678	586,604

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Media 0.8%

Trade Desk, Inc. (The) (Class A Stock)*	4,990	$267,614

Pharmaceuticals 3.6%

AstraZeneca PLC (United Kingdom), ADR	8,461	607,415
UCB SA (Belgium), ADR(a)	5,699	523,225

		1,130,640

Semiconductors & Semiconductor Equipment 33.4%

Analog Devices, Inc.	2,793	544,412
ARM Holdings PLC, ADR*(a)	4,126	470,570
ASML Holding NV (Netherlands)	602	402,184
Broadcom, Inc.	12,589	2,423,005
Lam Research Corp.	11,988	859,180
Marvell Technology, Inc.	5,310	309,945
NVIDIA Corp.	37,311	4,063,914
Onto Innovation, Inc.*	3,019	368,227
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,983	997,306

		10,438,743

Software 32.7%

Adobe, Inc.*	922	345,732
Crowdstrike Holdings, Inc. (Class A Stock)*	2,743	1,176,390
CyberArk Software Ltd.*	1,509	531,409
Datadog, Inc. (Class A Stock)*	4,220	431,115
Fair Isaac Corp.*	181	360,132
HubSpot, Inc.*	1,456	890,344
Intapp, Inc.*	5,081	275,695
Microsoft Corp.	6,091	2,407,529
Monday.com Ltd.*	709	199,222
Palo Alto Networks, Inc.*(a)	4,567	853,709
Salesforce, Inc.	3,054	820,640
Samsara, Inc. (Class A Stock)*	10,810	428,725
ServiceNow, Inc.*(a)	980	935,910
Synopsys, Inc.*	1,253	575,140

		10,231,692

See Notes to Financial Statements.

PGIM Jennison Technology Fund 47

PGIM Jennison Technology Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	10,037	$2,132,863

TOTAL LONG-TERM INVESTMENTS (cost $19,667,936)		30,963,398

SHORT-TERM INVESTMENTS 8.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(wb)	372,291	372,291
PGIM Institutional Money Market Fund (7-day effective yield 4.540%) (cost $2,151,535; includes $2,146,768 of cash collateral for securities on loan)(b)(wb)	2,153,191	2,151,684

TOTAL SHORT-TERM INVESTMENTS (cost $2,523,826)		2,523,975

TOTAL INVESTMENTS 107.1% (cost $22,191,762)		33,487,373
Liabilities in excess of other assets (7.1)%		(2,214,420)

NET ASSETS 100.0%		$31,272,953

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,126,422; cash collateral of $2,146,768 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

The following is a summary of the inputs used as of April 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$99,320	$—	$—
Broadline Retail	879,683	—	—
Communications Equipment	237,102	—	—
Electric Utilities	188,807	—	—
Electrical Equipment	—	383,880	—
Electronic Equipment, Instruments & Components	494,069	—	—
Entertainment	1,432,758	—	—
Financial Services	400,632	—	—
Health Care Equipment & Supplies	822,270	—	—
Hotels, Restaurants & Leisure	523,525	—	—
Interactive Media & Services	713,196	—	—
IT Services	586,604	—	—
Media	267,614	—	—
Pharmaceuticals	1,130,640	—	—
Semiconductors & Semiconductor Equipment	10,438,743	—	—
Software	10,231,692	—	—
Technology Hardware, Storage & Peripherals	2,132,863	—	—
Short-Term Investments
Affiliated Mutual Funds	2,523,975	—	—

Total	$33,103,493	$383,880	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2025 were as follows:

Semiconductors & Semiconductor Equipment	33.4%
Software	32.7
Affiliated Mutual Funds (6.9% represents investments purchased with collateral from securities on loan)	8.1
Technology Hardware, Storage & Peripherals	6.8
Entertainment	4.6
Pharmaceuticals	3.6
Broadline Retail	2.8
Health Care Equipment & Supplies	2.6
Interactive Media & Services	2.3
IT Services	1.9
Hotels, Restaurants & Leisure	1.7

Electronic Equipment, Instruments & Components	1.6%
Financial Services	1.3
Electrical Equipment	1.2
Media	0.8
Communications Equipment	0.8
Electric Utilities	0.6
Automobiles	0.3

107.1
Liabilities in excess of other assets	(7.1)

100.0%

See Notes to Financial Statements.

PGIM Jennison Technology Fund 49

PGIM Jennison Technology Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$2,126,422	$(2,126,422)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2025

Assets

Investments at value, including securities on loan of $2,126,422:
Unaffiliated investments (cost $19,667,936)	$30,963,398
Affiliated investments (cost $2,523,826)	2,523,975
Receivable for Fund shares sold	64,982
Dividends receivable	6,113
Tax reclaim receivable	2,232
Due from Manager	796
Prepaid expenses	527

Total Assets	33,562,023

Liabilities

Payable to broker for collateral for securities on loan	2,146,768
Payable for Fund shares purchased	72,679
Accrued expenses and other liabilities	63,550
Distribution fee payable	2,923
Affiliated transfer agent fee payable	2,377
Trustees’ fees payable	773

Total Liabilities	2,289,070

Net Assets	$31,272,953

Net assets were comprised of:
Shares of beneficial interest, at par	$1,321
Paid-in capital in excess of par	19,417,563
Total distributable earnings (loss)	11,854,069

Net assets, April 30, 2025	$31,272,953

See Notes to Financial Statements.

PGIM Jennison Technology Fund 51

PGIM Jennison Technology Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2025

Class A

Net asset value and redemption price per share,
($11,729,959 ÷ 500,240 shares of beneficial interest issued and outstanding)	$23.45
Maximum sales charge (5.50% of offering price)	1.36

Maximum offering price to public	$24.81

Class C

Net asset value, offering price and redemption price per share,
($891,634 ÷ 40,236 shares of beneficial interest issued and outstanding)	$22.16

Class Z

Net asset value, offering price and redemption price per share,
($17,245,287 ÷ 721,749 shares of beneficial interest issued and outstanding)	$23.89

Class R6

Net asset value, offering price and redemption price per share,
($1,406,073 ÷ 58,710 shares of beneficial interest issued and outstanding)	$23.95

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $2,456 foreign withholding tax)	$82,084
Affiliated dividend income	17,980
Income from securities lending, net (including affiliated income of $3,628)	4,998

Total income	105,062

Expenses
Management fee	139,346
Distribution fee(a)	24,418
Transfer agent’s fees and expenses (including affiliated expense of $10,104)(a)	27,940
Registration fees(a)	24,547
Custodian and accounting fees	20,026
Professional fees	16,087
Audit fee	13,299
Shareholders’ reports	9,398
Trustees’ fees	4,966
Miscellaneous	10,694

Total expenses	290,721
Less: Fee waiver and/or expense reimbursement(a)	(108,624)
Distribution fee waiver(a)	(3,272)

Net expenses	178,825

Net investment income (loss)	(73,763)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(253))	855,153
Foreign currency transactions	6

855,159

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $135)	(3,669,754)
Foreign currencies	53

(3,669,701)

Net gain (loss) on investment and foreign currency transactions	(2,814,542)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,888,305)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	19,634	4,784	—	—
Transfer agent’s fees and expenses	10,977	1,254	15,555	154
Registration fees	7,934	3,224	9,422	3,967
Fee waiver and/or expense reimbursement	(38,594)	(5,917)	(57,353)	(6,760)
Distribution fee waiver	(3,272)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Technology Fund 53

PGIM Jennison Technology Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(73,763)	$(121,363)
Net realized gain (loss) on investment and foreign currency transactions	855,159	5,247,389
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,669,701)	7,973,999

Net increase (decrease) in net assets resulting from operations	(2,888,305)	13,100,025

Dividends and Distributions
Distributions from distributable earnings
Class A	(521,618)	—
Class C	(41,616)	—
Class Z	(849,490)	—
Class R6	(60,487)	—

	(1,473,211)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,999,323	25,255,061
Net asset value of shares issued in reinvestment of dividends and distributions	1,366,400	—
Cost of shares purchased	(9,135,287)	(24,696,484)

Net increase (decrease) in net assets from Fund share transactions	(769,564)	558,577

Total increase (decrease)	(5,131,080)	13,658,602

Net Assets:

Beginning of period	36,404,033	22,745,431

End of period	$31,272,953	$36,404,033

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.25		$16.24	$12.26		$22.58	$16.83	$11.18
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.13)	(0.07)		(0.05)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.69)		10.14	4.05		(8.31)	6.76	5.74
Total from investment operations	(1.76)		10.01	3.98		(8.36)	6.60	5.65
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-		(0.07)	-	-
Distributions from net realized gains	(1.04)		-	-		(1.89)	(0.85)	-
Total dividends and distributions	(1.04)		-	-		(1.96)	(0.85)	-
Net asset value, end of period	$23.45		$26.25	$16.24		$12.26	$22.58	$16.83
Total Return(b):	(7.22)%		61.64%	32.46%		(40.09)%	40.10%	50.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,730		$12,392	$4,648		$2,841	$3,989	$2,400
Average net assets (000)	$13,197		$9,446	$3,896		$3,351	$3,404	$1,365
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.10%	1.12	%(e)	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.74	%(d)	1.89%	2.46%		2.42%	2.26%	3.33%
Net investment income (loss)	(0.54	)%(d)	(0.53)%	(0.47)%		(0.34)%	(0.77)%	(0.60)%
Portfolio turnover rate(f)	16%		55%	68%		104%	68%	74%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund 55

PGIM Jennison Technology Fund

Financial Highlights (unaudited) (continued)

Class C Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.95		$15.56		$11.83		$22.01	$16.55	$11.07
Income (loss) from investment operations:
Net investment income (loss)	(0.16)		(0.28)		(0.17)		(0.17)	(0.30)	(0.21)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.59)		9.67		3.90		(8.05)	6.61	5.69
Total from investment operations	(1.75)		9.39		3.73		(8.22)	6.31	5.48
Less Dividends and Distributions:
Tax return of capital distributions	-		-		-		(0.07)	-	-
Distributions from net realized gains	(1.04)		-		-		(1.89)	(0.85)	-
Total dividends and distributions	(1.04)		-		-		(1.96)	(0.85)	-
Net asset value, end of period	$22.16		$24.95		$15.56		$11.83	$22.01	$16.55
Total Return(b):	(7.57)%		60.35%		31.53%		(40.55)%	39.05%	49.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$892		$994		$758		$585	$930	$529
Average net assets (000)	$965		$1,121		$709		$754	$700	$265
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.85	%(d)	1.86	%(e)	1.87	%(e)	1.85%	1.85%	1.85%
Expenses before waivers and/or expense reimbursement	3.09	%(d)	3.02%		3.49%		3.40%	3.60%	8.45%
Net investment income (loss)	(1.29	)%(d)	(1.28)%		(1.20)%		(1.10)%	(1.52)%	(1.38)%
Portfolio turnover rate(f)	16%		55%		68%		104%	68%	74%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund

Financial Highlights (unaudited) (continued)

Class Z Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.70		$16.48	$12.41		$22.77	$16.93	$11.22
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.07)	(0.03)		(0.02)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.73)		10.29	4.10		(8.38)	6.80	5.75
Total from investment operations	(1.77)		10.22	4.07		(8.40)	6.69	5.71
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		-	-	- (b)
Tax return of capital distributions	-		-	-		(0.07)	-	-
Distributions from net realized gains	(1.04)		-	-		(1.89)	(0.85)	-
Total dividends and distributions	(1.04)		-	-		(1.96)	(0.85)	- (b)
Net asset value, end of period	$23.89		$26.70	$16.48		$12.41	$22.77	$16.93
Total Return(c):	(7.14)%		62.01%	32.80%		(39.92)%	40.41%	50.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,245		$21,725	$7,701		$5,219	$13,928	$7,063
Average net assets (000)	$21,789		$15,321	$6,809		$9,493	$10,989	$6,864
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.85	%(e)	0.85%	0.87	%(f)	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	1.38	%(e)	1.45%	1.73%		1.50%	1.44%	2.03%
Net investment income (loss)	(0.28	)%(e)	(0.28)%	(0.21)%		(0.12)%	(0.53)%	(0.27)%
Portfolio turnover rate(g)	16%		55%	68%		104%	68%	74%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund 57

PGIM Jennison Technology Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended April 30, 2025		Year Ended October 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.75		$16.50		$12.42		$22.78	$16.93	$11.22
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.05)		(0.02)		(0.01)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.73)		10.30		4.10		(8.39)	6.79	5.75
Total from investment operations	(1.76)		10.25		4.08		(8.40)	6.70	5.72
Less Dividends and Distributions:
Dividends from net investment income	-		-		-		-	-	(0.01)
Tax return of capital distributions	-		-		-		(0.07)	-	-
Distributions from net realized gains	(1.04)		-		-		(1.89)	(0.85)	-
Total dividends and distributions	(1.04)		-		-		(1.96)	(0.85)	(0.01)
Net asset value, end of period	$23.95		$26.75		$16.50		$12.42	$22.78	$16.93
Total Return(b):	(7.09)%		62.12%		32.85%		(39.90)%	40.47%	51.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,406		$1,292		$9,638		$7,253	$12,123	$8,630
Average net assets (000)	$1,516		$7,008		$8,943		$9,106	$10,675	$7,106
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.81	%(e)	0.82	%(e)	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	1.70	%(d)	1.33%		1.54%		1.40%	1.32%	1.90%
Net investment income (loss)	(0.24	)%(d)	(0.20)%		(0.15)%		(0.05)%	(0.47)%	(0.22)%
Portfolio turnover rate(f)	16%		55%		68%		104%	68%	74%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Global Real Estate Fund, PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Jennison NextGeneration Global Opportunities Fund and PGIM Jennison Technology Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Jennison NextGeneration Global Opportunities Fund and PGIM Jennison Technology Fund are classified as a non-diversified funds for purposes of the 1940 Act and PGIM Global Real Estate Fund is classified as a diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Global Real Estate Fund (“Global Real Estate”)	Capital appreciation and income
PGIM Jennison International Small-Mid Cap Opportunities Fund (“Jennison International Small-Mid Cap Opportunities”)	To seek long-term growth of capital
PGIM Jennison NextGeneration Global Opportunities Fund (“Jennison NextGeneration Global Opportunities”)	To seek long-term growth of capital
PGIM Jennison Technology Fund (“Jennison Technology”)	To seek long-term capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial

Notes to Financial Statements (unaudited) (continued)

statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

Notes to Financial Statements (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Funds may invest in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Notes to Financial Statements (unaudited) (continued)

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Between 2018 and 2025, tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than Global Real Estate:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Global Real Estate:
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Global Real Estate	PGIM Real Estate (a business unit of PGIM, Inc.) and PGIM Real Estate (UK) Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)

Jennison International Small-Mid Cap Opportunities	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

Jennison NextGeneration Global Opportunities	Jennison

Jennison Technology	Jennison

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Global Real Estate	0.75% of average daily net assets to $5 billion; 0.74% of average daily net assets from $5 billion to $10 billion; and 0.73% of average daily net assets over $10 billion.	0.75%
Jennison International Small-Mid Cap Opportunities	1.06% of average daily net assets up to $1 billion; 1.04% of average daily net assets from $1 billion to $3 billion; 1.02% of average daily net assets from $3 billion to $5 billion; 1.00% of average daily net assets from $5 billion to $10 billion; and 0.98% of average daily net assets over $10 billion.	1.06
Jennison NextGeneration Global Opportunities	0.96% of average daily net assets up to $1 billion; 0.94% of average daily net assets from $1 billion to $3 billion; 0.92% of average daily net assets from $3 billion to $5 billion; 0.90% of average daily assets from $5 billion to $10 billion; and 0.88% of average daily net assets over $10 billion.	0.96

Notes to Financial Statements (unaudited) (continued)

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Technology	0.75% of the average daily net assets up to $1 billion; 0.73% of the average daily net assets from $1 billion to $3 billion; 0.71% of the average daily net assets from $3 billion to $5 billion; 0.70% of the average daily net assets from $5 billion to $10 billion; and 0.69% of the average daily net assets over $10 billion.	0.75%

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Global Real Estate - Class A	—%
Global Real Estate - Class C	—
Global Real Estate - Class R	—
Global Real Estate - Class Z	—
Global Real Estate - Class R2	1.30
Global Real Estate - Class R4	1.05
Global Real Estate - Class R6	—
Jennison International Small-Mid Cap Opportunities - Class A	1.41
Jennison International Small-Mid Cap Opportunities - Class C	2.16
Jennison International Small-Mid Cap Opportunities - Class Z	1.16

Fund	Class Expense Limitation
Jennison International Small-Mid Cap Opportunities - Class R6	1.11%
Jennison NextGeneration Global Opportunities - Class A	1.31
Jennison NextGeneration Global Opportunities - Class C	2.06
Jennison NextGeneration Global Opportunities - Class Z	1.06
Jennison NextGeneration Global Opportunities - Class R6	1.01
Jennison Technology - Class A	1.10
Jennison Technology - Class C	1.85
Jennison Technology - Class Z	0.85
Jennison Technology - Class R6	0.80

The RIC, on behalf of each Fund, has distribution agreements with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Global Real Estate has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Global Real Estate - Class A	0.30%	0.30%	N/A	%
Global Real Estate - Class C	1.00	1.00	N/A
Global Real Estate - Class R	0.75	0.50	N/A
Global Real Estate - Class Z	N/A	N/A	N/A
Global Real Estate - Class R2	0.25	0.25	0.10
Global Real Estate - Class R4	N/A	N/A	0.10
Global Real Estate - Class R6	N/A	N/A	N/A

Notes to Financial Statements (unaudited) (continued)

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

Jennison International Small-Mid Cap Opportunities - Class A	0.25%	0.25%	N/A	%

Jennison International Small-Mid Cap Opportunities - Class C	1.00	1.00	N/A

Jennison International Small-Mid Cap Opportunities - Class Z	N/A	N/A	N/A

Jennison International Small-Mid Cap Opportunities - Class R6	N/A	N/A	N/A

Jennison NextGeneration Global Opportunities - Class A	0.25	0.25	N/A

Jennison NextGeneration Global Opportunities - Class C	1.00	1.00	N/A

Jennison NextGeneration Global Opportunities - Class Z	N/A	N/A	N/A

Jennison NextGeneration Global Opportunities - Class R6	N/A	N/A	N/A
Jennison Technology - Class A	0.30	0.25	N/A
Jennison Technology - Class C	1.00	1.00	N/A
Jennison Technology - Class Z	N/A	N/A	N/A
Jennison Technology - Class R6	N/A	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to each Fund on whose behalf the trades were made. Commission recapture is paid solely to each Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison International Small-Mid Cap Opportunities	$99
Jennison NextGeneration Global Opportunities	392
Jennison Technology	157

For the reporting period ended April 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Global Real Estate - Class A	$4,360	$—
Global Real Estate - Class C	—	229
Jennison International Small-Mid Cap Opportunities - Class A	—	—
Jennison International Small-Mid Cap Opportunities - Class C	—	—
Jennison NextGeneration Global Opportunities - Class A	6	—
Jennison NextGeneration Global Opportunities - Class C	—	—
Jennison Technology - Class A	27,178	—
Jennison Technology - Class C	—	1

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2025, no Rule 17a-7 transactions were entered into by the Funds.

Notes to Financial Statements (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Global Real Estate	$455,666,943	$450,694,239
Jennison International Small-Mid Cap Opportunities	9,030,288	8,880,650
Jennison NextGeneration Global Opportunities	8,547,744	7,842,766
Jennison Technology	5,872,145	6,578,920

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2025, is presented as follows:

Global Real Estate

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$ 11,633	$122,709,528	$122,721,161	$ —	$ —	$ —	—	$ 99,890

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
365,059	119,529,524	107,984,057	1,018	(4,363)	11,907,181	11,915,522	8,886	(2)
$376,692	$242,239,052	$230,705,218	$1,018	$(4,363)	$11,907,181		$108,776

Jennison International Small-Mid Cap Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$867,065	$5,763,766	$5,541,785	$—	$ —	$1,089,046	1,089,046	$16,536

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
—	1,225,766	1,122,987	10	(79)	102,710	102,782	269	(2)
$867,065	$6,989,532	$6,664,772	$10	$(79)	$1,191,756		$16,805

Jennison NextGeneration Global Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$303,596	$4,972,349	$4,662,271	$—	$ —	$613,674	613,674	$ 9,618

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
131,258	1,245,644	1,166,686	32	(29)	210,219	210,366	413	(2)
$434,854	$6,217,993	$5,828,957	$32	$(29)	$823,893		$10,031

Jennison Technology

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.478%)(1)(wb)
$1,886,575	$ 6,911,303	$ 8,425,587	$ —	$ —	$ 372,291	372,291	$17,980

PGIM Institutional Money Market Fund (7-day effective yield 4.540%)(1)(b)(wb)
245,287	13,754,647	11,848,132	135	(253)	2,151,684	2,153,191	3,628	(2)
$2,131,862	$20,665,950	$20,273,719	$135	$(253)	$2,523,975		$21,608

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Global Real Estate	$714,899,918	$161,019,383	$(30,097,960)	$130,921,423
Jennison International Small-Mid Cap Opportunities	9,886,300	1,716,083	(270,913)	1,445,170
Jennison NextGeneration Global Opportunities	7,365,608	999,905	(439,188)	560,717
Jennison Technology	22,372,561	12,181,341	(1,066,529)	11,114,812

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Global Real Estate	$53,052,000	$12,691,000

Jennison International Small-Mid Cap Opportunities	2,446,000	244,000

Jennison NextGeneration Global Opportunities	18,762,000	545,000

Jennison Technology	—	1,102,000

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses

Global Real Estate	$—	$—

Jennison International Small-Mid Cap Opportunities	21,000	—

Jennison NextGeneration Global Opportunities	32,000	—

Jennison Technology	13,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Jennison International Small-Mid Cap Opportunities, Jennison NextGeneration Global Opportunities and Jennison Technology offer Class A, Class C, Class Z and Class R6 shares. The Global Real Estate offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Funds at $0.001 par value per share, currently divided into seven classes, designated Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6, as applicable.

As of April 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Global Real Estate–Class Z	7,618	0.1%

Global Real Estate–Class R4	638	1.0

Global Real Estate–Class R6	2,218,314	13.5

Jennison International Small-Mid Cap Opportunities–Class A	1,001	4.7

Jennison International Small-Mid Cap Opportunities–Class C	1,000	42.8

Jennison International Small-Mid Cap Opportunities–Class Z	1,002	0.1

Jennison International Small-Mid Cap Opportunities–Class R6	502,221	100.0

Jennison NextGeneration Global Opportunities–Class A	1,000	1.2

Jennison NextGeneration Global Opportunities–Class C	1,000	22.5

Jennison NextGeneration Global Opportunities–Class Z	2,797	0.5

Jennison NextGeneration Global Opportunities–Class R6	501,000	99.9

Jennison Technology–Class C	1,203	3.0

Jennison Technology–Class R6	1,197	2.0

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Global Real Estate	—	—%

Jennison International Small-Mid Cap Opportunities	1	35.6

Jennison NextGeneration Global Opportunities	1	43.0

Jennison Technology	—	—

Unaffiliated:

Global Real Estate	4	48.0

Jennison International Small-Mid Cap Opportunities	1	61.2

Jennison NextGeneration Global Opportunities	2	38.4

Jennison Technology	3	57.4

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Global Real Estate:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	112,991	$2,212,212
Shares issued in reinvestment of dividends and distributions	41,925	818,622
Shares purchased	(686,053)	(13,505,459)
Net increase (decrease) in shares outstanding before conversion	(531,137)	(10,474,625)
Shares issued upon conversion from other share class(es)	51,342	1,003,316
Shares purchased upon conversion into other share class(es)	(51,873)	(1,029,673)
Net increase (decrease) in shares outstanding	(531,668)	$(10,500,982)

Year ended October 31, 2024:
Shares sold	271,675	$5,244,968
Shares issued in reinvestment of dividends and distributions	90,099	1,718,147
Shares purchased	(1,189,810)	(22,535,904)
Net increase (decrease) in shares outstanding before conversion	(828,036)	(15,572,789)
Shares issued upon conversion from other share class(es)	153,477	2,884,174
Shares purchased upon conversion into other share class(es)	(85,970)	(1,634,270)
Net increase (decrease) in shares outstanding	(760,529)	$(14,322,885)

Class C

Six months ended April 30, 2025:
Shares sold	13,276	$249,206
Shares issued in reinvestment of dividends and distributions	1,096	20,796
Shares purchased	(36,632)	(694,046)
Net increase (decrease) in shares outstanding before conversion	(22,260)	(424,044)
Shares purchased upon conversion into other share class(es)	(17,451)	(321,308)
Net increase (decrease) in shares outstanding	(39,711)	$(745,352)

Year ended October 31, 2024:
Shares sold	8,844	$160,069
Shares issued in reinvestment of dividends and distributions	2,766	50,787
Shares purchased	(47,478)	(856,063)
Net increase (decrease) in shares outstanding before conversion	(35,868)	(645,207)
Shares purchased upon conversion into other share class(es)	(53,804)	(968,554)
Net increase (decrease) in shares outstanding	(89,672)	$(1,613,761)

Global Real Estate (cont’d.):

Share Class	Shares	Amount

Class R
Six months ended April 30, 2025:
Shares sold	26,172	$511,348
Shares issued in reinvestment of dividends and distributions	4,187	81,406
Shares purchased	(44,765)	(873,122)
Net increase (decrease) in shares outstanding	(14,406)	$(280,368)

Year ended October 31, 2024:
Shares sold	30,213	$561,670
Shares issued in reinvestment of dividends and distributions	8,984	170,643
Shares purchased	(106,020)	(2,012,956)
Net increase (decrease) in shares outstanding	(66,823)	$(1,280,643)

Class Z
Six months ended April 30, 2025:
Shares sold	2,617,937	$51,190,376
Shares issued in reinvestment of dividends and distributions	283,353	5,565,457
Shares purchased	(3,791,055)	(74,901,126)
Net increase (decrease) in shares outstanding before conversion	(889,765)	(18,145,293)
Shares issued upon conversion from other share class(es)	89,259	1,813,360
Shares purchased upon conversion into other share class(es)	(59,272)	(1,180,671)
Net increase (decrease) in shares outstanding	(859,778)	$(17,512,604)

Year ended October 31, 2024:
Shares sold	3,638,088	$69,107,930
Shares issued in reinvestment of dividends and distributions	595,743	11,442,916
Shares purchased	(7,882,057)	(152,426,183)
Net increase (decrease) in shares outstanding before conversion	(3,648,226)	(71,875,337)
Shares issued upon conversion from other share class(es)	90,239	1,727,356
Shares purchased upon conversion into other share class(es)	(168,179)	(3,247,486)
Net increase (decrease) in shares outstanding	(3,726,166)	$(73,395,467)

Class R2
Six months ended April 30, 2025:
Shares sold	16,514	$328,362
Shares issued in reinvestment of dividends and distributions	1,499	29,401
Shares purchased	(20,684)	(405,455)
Net increase (decrease) in shares outstanding	(2,671)	$(47,692)

Year ended October 31, 2024:
Shares sold	40,502	$756,173
Shares issued in reinvestment of dividends and distributions	3,301	63,179
Shares purchased	(76,602)	(1,484,621)
Net increase (decrease) in shares outstanding	(32,799)	$(665,269)

Notes to Financial Statements (unaudited) (continued)

Global Real Estate (cont’d.):

Share Class	Shares	Amount

Class R4

Six months ended April 30, 2025:
Shares sold	5,614	$109,858
Shares issued in reinvestment of dividends and distributions	297	5,821
Shares purchased	(6,621)	(128,834)
Net increase (decrease) in shares outstanding	(710)	$(13,155)

Year ended October 31, 2024:
Shares sold	18,610	$355,524
Shares issued in reinvestment of dividends and distributions	568	10,930
Shares purchased	(9,021)	(178,977)
Net increase (decrease) in shares outstanding	10,157	$187,477

Class R6

Six months ended April 30, 2025:
Shares sold	7,086,243	$141,393,828
Shares issued in reinvestment of dividends and distributions	241,384	4,737,850
Shares purchased	(5,665,926)	(111,655,417)
Net increase (decrease) in shares outstanding before conversion	1,661,701	34,476,261
Shares issued upon conversion from other share class(es)	25,064	500,002
Shares purchased upon conversion into other share class(es)	(37,840)	(785,026)
Net increase (decrease) in shares outstanding	1,648,925	$34,191,237

Global Real Estate (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	5,785,259	$105,086,575
Shares issued in reinvestment of dividends and distributions	479,652	9,186,402
Shares purchased	(14,730,603)	(277,986,326)
Net increase (decrease) in shares outstanding before conversion	(8,465,692)	(163,713,349)
Shares issued upon conversion from other share class(es)	62,548	1,239,581
Shares purchased upon conversion into other share class(es)	(43)	(801)
Net increase (decrease) in shares outstanding	(8,403,187)	$(162,474,569)

Jennison International Small-Mid Cap Opportunities:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	1,568	$12,457
Shares purchased	(4,245)	(34,287)
Net increase (decrease) in shares outstanding	(2,677)	$(21,830)

Year ended October 31, 2024:
Shares sold	22,613	$174,998
Shares issued in reinvestment of dividends and distributions	48	332
Shares purchased	(42,485)	(356,688)
Net increase (decrease) in shares outstanding	(19,824)	$(181,358)

Class C
Six months ended April 30, 2025:
Shares sold	1	$9
Shares purchased	(638)	(4,997)
Net increase (decrease) in shares outstanding	(637)	$(4,988)

Year ended October 31, 2024:
Shares purchased	(2)	$(21)
Net increase (decrease) in shares outstanding	(2)	$(21)

Class Z
Six months ended April 30, 2025:
Shares sold	136,960	$1,073,352
Shares purchased	(34,669)	(274,895)
Net increase (decrease) in shares outstanding	102,291	$798,457

Notes to Financial Statements (unaudited) (continued)

Jennison International Small-Mid Cap Opportunities (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:
Shares sold	773,668	$5,895,286
Shares issued in reinvestment of dividends and distributions	102	719
Shares purchased	(38,589)	(304,292)
Net increase (decrease) in shares outstanding	735,181	$5,591,713

Class R6*

Year ended October 31, 2024:
Shares issued in reinvestment of dividends and distributions	1,221	$8,572
Net increase (decrease) in shares outstanding	1,221	$8,572

*	No capital stock activity on Class R6 for the six months ended April 30, 2025.

Jennison NextGeneration Global Opportunities:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:
Shares sold	49,285	$377,295
Shares purchased	(10,727)	(80,089)
Net increase (decrease) in shares outstanding before conversion	38,558	297,206
Shares purchased upon conversion into other share class(es)	(6,941)	(55,807)
Net increase (decrease) in shares outstanding	31,617	$241,399

Year ended October 31, 2024:
Shares sold	30,045	$207,533
Shares purchased	(20,179)	(143,145)
Net increase (decrease) in shares outstanding	9,866	$64,388

Class C*
Year ended October 31, 2024:
Shares sold	1,261	$8,896
Net increase (decrease) in shares outstanding	1,261	$8,896

Jennison NextGeneration Global Opportunities (cont’d.):

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2025:

Shares sold	194,694	$1,354,099

Shares purchased	(87,625)	(606,490)

Net increase (decrease) in shares outstanding before conversion	107,069	747,609

Shares issued upon conversion from other share class(es)	6,889	55,807

Net increase (decrease) in shares outstanding	113,958	$803,416

Year ended October 31, 2024:
Shares sold	180,058	$1,189,578
Shares purchased	(54,882)	(379,231)
Net increase (decrease) in shares outstanding	125,176	$810,347

Class R6**
Six months ended April 30, 2025:
Shares sold	128	$978
Net increase (decrease) in shares outstanding	128	$978

*	No capital stock activity on Class C for the six months ended April 30, 2025.
**	No capital stock activity on Class R6 for the year ended October 31, 2024.

Jennison Technology:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2025:

Shares sold	101,200	$2,668,534

Shares issued in reinvestment of dividends and distributions	19,293	521,293

Shares purchased	(93,329)	(2,347,265)

Net increase (decrease) in shares outstanding before conversion	27,164	842,562

Shares issued upon conversion from other share class(es)	1,045	29,176

Net increase (decrease) in shares outstanding	28,209	$871,738

Year ended October 31, 2024:
Shares sold	293,575	$6,782,363
Shares purchased	(111,245)	(2,579,518)
Net increase (decrease) in shares outstanding before conversion	182,330	4,202,845
Shares issued upon conversion from other share class(es)	3,579	87,831
Net increase (decrease) in shares outstanding	185,909	$4,290,676

Notes to Financial Statements (unaudited) (continued)

Jennison Technology (cont’d.):

Share Class	Shares	Amount

Class C
Six months ended April 30, 2025:

Shares sold	8,298	$211,078

Shares issued in reinvestment of dividends and distributions	1,626	41,616

Shares purchased	(8,430)	(225,122)

Net increase (decrease) in shares outstanding before conversion	1,494	27,572

Shares purchased upon conversion into other share class(es)	(1,102)	(29,176)

Net increase (decrease) in shares outstanding	392	$(1,604)

Year ended October 31, 2024:

Shares sold	10,719	$236,734

Shares purchased	(15,865)	(374,470)

Net increase (decrease) in shares outstanding before conversion	(5,146)	(137,736)

Shares purchased upon conversion into other share class(es)	(3,754)	(87,831)

Net increase (decrease) in shares outstanding	(8,900)	$(225,567)

Class Z
Six months ended April 30, 2025:

Shares sold	138,864	$3,741,258

Shares issued in reinvestment of dividends and distributions	27,024	743,418

Shares purchased	(257,783)	(6,427,252)

Net increase (decrease) in shares outstanding	(91,895)	$(1,942,576)

Year ended October 31, 2024:

Shares sold	690,850	$16,984,104

Shares purchased	(344,447)	(8,676,543)

Net increase (decrease) in shares outstanding	346,403	$8,307,561

Class R6
Six months ended April 30, 2025:

Shares sold	13,282	$378,453

Shares issued in reinvestment of dividends and distributions	2,179	60,073

Shares purchased	(5,039)	(135,648)

Net increase (decrease) in shares outstanding	10,422	$302,878

Jennison Technology (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2024:

Shares sold	51,265	$1,251,860

Shares purchased	(586,951)	(13,065,953)

Net increase (decrease) in shares outstanding	(535,686)	$(11,814,093)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended April 30, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2025
Global Real Estate	$1,484,520	5.50%	25	$13,767,000	$311,000
Jennison Technology	434,000	5.41	2	567,000	—

Notes to Financial Statements (unaudited) (continued)

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Global Real Estate	Jennison International Small-Mid Cap Opportunities	Jennison NextGeneration Global Opportunities	Jennison Technology

Active Trading	X	–	–	–

Country	X	X	X	–

Currency	–	X	X	X

Distribution	X	–	–	–

Economic and Market Events	X	X	X	X

Emerging Markets	X	X	X	–

Equity and Equity-Related Securities	X	X	X	X

Foreign Securities	X	X	X	X

Geographic Concentration	–	X	X	–

Growth Style	–	X	X	X

Increase in Expenses	X	X	X	X

Initial Public Offerings	–	–	–	X

Large Shareholder and Large Scale Redemption	X	X	X	X

Liquidity	–	X	X	–

Management	–	X	X	X

Market Capitalization	–	–	–	X

Market Disruption and Geopolitical	X	X	X	X

Market	X	X	X	X

Non-Diversified Investment Company	–	X	X	X

Portfolio Turnover	–	X	X	–

Real Estate Investment Trust	X	–	–	–

Real Estate Related Securities	X	–	–	–

Sector Exposure	–	X	X	–

Selection	X	–	–	–

Small and Medium Capitalization	–	X	X	–

Technology Sector	–	–	–	X
Value Style	X	–	–	–

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a

Notes to Financial Statements (unaudited) (continued)

sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Notes to Financial Statements (unaudited) (continued)

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Notes to Financial Statements (unaudited) (continued)

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the information technology, industrials and consumer discretionary sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Technology Sector Risk: The Fund’s assets will be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

 Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2025